STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	Stockholders’ Equity

On March 2, 2018, we entered into the Reprice Agreement with Sabby Healthcare Master Fund, Ltd., and Sabby Volatility Warrant Master Fund, Ltd. (collectively, “Sabby”). In connection with that certain securities purchase agreement between the Company and Sabby dated June 27, 2016 (the “Purchase Agreement”) we also issued to Sabby warrants to purchase 5,147,059 shares of common stock (the “Warrant Shares”) at an exercise price of $0.51 per share (the “Sabby Warrants”). Under the terms of the Reprice Agreement, in consideration of Sabby exercising in full all of the Sabby Warrants (the “Warrant Exercise”), the exercise price per share of the Sabby Warrants was reduced to $0.20 per share. In addition, and as further consideration, we issued to Sabby warrants to purchase up to 3,860,294 shares of common stock at an exercise price of $0.2301 per share, the closing bid price for the Company’s Common Stock on February 28, 2018 (the “New Warrants”). We received gross proceeds of approximately $1,029,000 from the warrant reprice transaction.

The Reprice Agreement was accounted for as an inducement and consequently, we recognized a non-operating expense of $582,904 equal to the fair value of the New Warrants calculated using a customized Monte Carlo simulation. The repricing of the Warrant Shares did not result in any incremental fair value and consequently did not result in any additional expense.

In conjunction with the Reprice Agreement we incurred $101,110 of expenses comprised of: (i) 102,947 warrants valued at $15,545 issued to an outside third party as a fee for the transaction and (ii) $85,565 of expenses for professional fees. Such expenses were netted against the proceeds from the transaction. The warrants contained the same terms and conditions as the New Warrants and were valued using the Black-Scholes model.

On March 29, 2018, the March 2013 Convertible Notes matured, and the holders elected to convert the note balances and accrued interest into common stock. As a result, we issued 4,700,520 shares of common stock.

On July 5, 2018, the July 2013 Convertible Notes matured, and the holders elected to convert the note balances and accrued interest into common stock. As a result, we issued 2,089,120 shares of common stock.

8.	STOCKHOLDERS’ EQUITY

Common Stock.

On October 19, 2017, the 2012 Convertible Notes matured, and the holders elected to convert the note balances and accrued interest into common stock and also exercise the associated warrants. As a result, we issued 2,906,944 shares of common stock. (see Note 7)

On June 27, 2016, we entered into a SPA with an institutional investor pursuant to which we agreed to sell, and the purchasers agreed to purchase, an aggregate of 5,147,059 shares of common stock and warrants to purchase 5,147,059 shares of common stock, which we refer to as the 2016 Offering, and in conjunction with the closing of such transaction we issued warrants to purchase 257,353 shares of common stock to our placement agent.

The SPA contains customary representations, warranties and covenants by the Company and the purchasers. In addition, the SPA provides that each purchaser has a right, subject to certain exceptions described in the agreement, to participate in future issuances of equity and debt securities by us for a period of 12 months following the effective date of this registration statement, and certain price protections that provide for the grant of additional shares of common stock if we sell shares for less than $0.34 per share (the purchase price in the 2016 Offering) during such 12-month period. Moreover, we agreed, subject to certain exceptions, not to sell securities for five months from the effective date of this registration statement.

The Company evaluated various features of the SPA and Warrant Agreements issued in the offering. The SPA includes certain embedded features that were evaluated under the guidance in ASC 815,
Derivatives and Hedging,
 including a “right” to receive additional shares of common shares for no further consideration, and is a form of non-standard “down-round” anti-dilution protection. The “right” was determined to be a “stand alone” derivative and also is considered an “embedded derivative”, the “right” was required to be bifurcated from the host instrument and accounted for as a mark-to-market derivative liability until it lapses.

The investor warrants contain “non-standard” adjustments (down-round anti-dilution protection) for 12 months following issuance. The Company determined that the warrants contain certain embedded features that have to be evaluated under the guidance in ASC 815 and determined that they are also “embedded derivatives” that require bifurcation and are to be accounted for as a mark-to-market derivative liability until it lapses. These features lapsed in August 2017.

In connection with the offering, the Company incurred approximately $230,000 of direct and incremental issuance costs. The portion of these costs allocated to liability-classified derivative financial instruments, approximately $214,000, was expensed in 2016 and is reflected under general and administrative expense in the accompanying statement of operations. The remainder of the costs was allocated to the equity-classified common stock and recognized as a direct charge to additional paid-in capital.

The Company has concluded the following accounting treatment for the various instruments and embedded features:

•	Common stock – equity classified

•	Placement agent warrants – equity classified

•	Investor warrants – derivative liability

•	Right - derivative liability

The Company allocated the total proceeds from the 2016 Offering as follows:

Investor warrants - based on fair value relative to the fair value of the “right	$1,570,000
“Right” - based on fair value relative to the fair value of the investor warrants	60,000
Common stock and placement agent warrants – residual value (par and APIC)	120,000
$1,750,000

An independent valuation expert calculated the fair value of the embedded derivatives using a complex, customized Monte Carlo simulation model. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

Registration Rights Agreements.
 In connection with the sale of certain equity instruments, we have entered into Registration Rights Agreements. Generally, these Agreements required us to file registration statements with the Securities and Exchange Commission to register common shares to permit re-sale of common shares previously sold under an exemption from registration or to register common shares that may be issued on exercise of outstanding warrants.

The Registration Rights Agreements usually require us to pay penalties for any failure or time delay in filing or maintaining the effectiveness of the required registration statements. These penalties are usually expressed as a fixed percentage, per month, of the original amount we received on issuance of the common shares, options or warrants. While to date we have not incurred any penalties under these agreements, if a penalty is determined to be probable we would recognize the amount as a contingent liability and not as a derivative instrument.

Share-Based Compensation.
 We recognized $271,377 and $342,483 in stock-based compensation expense for the years ended December 31, 2017 and 2016, respectively. We expect to recognize the compensation cost related to non-vested options as of December 31, 2017 of $313,000 over the weighted average remaining recognition period of 1.02 years.

Stock Option and Incentive Plans.
 On July 14, 2010, at our Annual Meeting of Stockholders, our stockholders approved the 2010 Equity Incentive Plan (the “2010 Plan”). The terms of the 2010 Plan provide for the discretionary grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, other stock awards and performance cash awards to our employees, directors and consultants. At inception of the 2010 Plan, 5,000,000 shares of our common stock were reserved for future issuance. On September 10, 2014 at our Annual Meeting of Stockholders, our stockholders approved an increase in the number of shares available under the 2010 Equity Incentive Plan (the “2010 Plan”). The increase of 3,000,000 results in a total of 8,000,000 shares of common stock reserved for issuance.

We previously adopted an equity incentive plan, known as the Amended and Restated 2000 Stock Option and Incentive Plan (the “2000 Plan”). The 2000 Plan has a term of ten years that expired in December 2010. All outstanding option awards granted under the 2000 Plan will continue to be subject to the terms and conditions as set forth in the agreements evidencing such option awards and the terms of the 2000 Plan. Shares remaining available for issuance under the share reserve of the 2000 Plan will not be subject to future awards under the 2010 Plan, and shares subject to outstanding awards under the 2000 Plan that are terminated or forfeited in the future will not be subject to future awards under the 2010 Plan.

The following summarizes share-based compensation expense for the years ended December 31, 2017 and 2016, which was allocated as follows:

	December 31,
	2017	2016

Research and development	$83,425	$116,327
General and administrative	187,952	226,156
	$271,377	$342,483

The following summarizes stock option activity for the years ended December 31, 2017 and 2016:

		Options Outstanding
	Shares available for grants	Number of shares	Exercise price range	Weighted average exercise price

December 31, 2015	1,548,029	7,131,211	$0.14 - 3.00	$0.30
Grants	(940,000)	940,000	0.64	0.64
Exercises	-	-	-	-
Forfeitures	-	-	-	-
Expirations*	-	(372,500)	0.76 - 3.00	1.23
December 31, 2016	608,029	7,698,711	$0.14 - 0.64	$0.29
Grants	(1,000,000)	1,000,000	0.28	0.28
Exercises	-	(95,608)	0.16	0.16
Forfeitures*	124,750	(167,915)	0.21 - 0.64	0.40
Expirations	376,400	(376,400)	0.27	0.27
December 31, 2017	109,179	8,058,788	$0.14 - 0.64	$0.29

Vested and expected to vest at December 31, 2017		7,945,342

Exercisable at December 31, 2017		6,358,788

*Note: A portion of the forfeitures in 2017 and the 2016 expirations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.

The following summarizes information about stock options outstanding at December 31, 2017:

	Outstanding options			Exercisable options
		Weighted-			Weighted-
		average	Weighted-		average	Weighted-
	Number of	remaining	average	Number of	remaining	average
	shares	contractual	exercise	shares	contractual	exercise
Range of exercise prices	outstanding	life (in years)	price	exercisable	life (in years)	price

$0.14 – $0.28	5,498,963	3.7	$0.20	4,592,713	2.7	$0.19
$0.36 – $0.64	2,559,825	4.4	0.48	1,766,075	4.2	0.47
	8,058,788	3.9	0.29	6,358,788	3.1	0.27

Intrinsic value of in-the-money options, using the December 31, 2017 closing price of $0.17	$38,026			$38,026

Determining the Fair Value of Options.
 We use the Black-Scholes valuation model to estimate the fair value of options granted. Black-Scholes considers a number of factors, including the market price and volatility of our common stock. We used the following forward-looking range of assumptions to value each stock option granted to employees, directors and consultants during the years ended December 31, 2017 and 2016:

	2017	2016

Dividend yield	0.0%	0.0%
Risk-free rate of return	1.73%	1.41%
Expected life in years	5.88	4.5 - 7
Volatility	90%	87-95%
Forfeiture rate	2.6%	2.6%

Our dividend yield assumption is based on the fact that we have never paid cash dividends and do not anticipate paying cash dividends in the foreseeable future. Our risk-free interest rate assumption is based on yields of U.S. Treasury notes in effect at the date of grant. Our expected life represents the period of time that options granted are expected to be outstanding and is calculated in accordance with the Securities and Exchange Commission (“SEC”) guidance provided in the SEC’s Staff Accounting Bulletin (“SAB”) 107 and SAB 110, using a “simplified” method. The Company has used the simplified method and will continue to use the simplified method as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate an expected term. Our volatility assumption is based on reviews of the historical volatility of our common stock. Using Black-Scholes and these factors, the weighted average fair value of stock options granted to employees and directors was $0.21 and $0.46 for the years ended December 31, 2017 and 2016, respectively. We do not record tax-related effects on stock-based compensation given our historical and anticipated operating experience and offsetting changes in our valuation allowance which fully reserves against potential deferred tax assets.

The following table summarizes our warrant activity for 2017 and 2016:

	Warrants Outstanding
	Number of shares	Exercise price range	Weighted average exercise price

December 31, 2015	1,807,407	$ 0.15 - 0.38	$0.32
Issuances	5,404,412	0.37 - 0.51	0.50
Expirations	(1,407,407)	0.38	0.38
December 31, 2016	5,804,412	$ 0.15 - 0.51	$0.48
Exercises	(400,000)	0.15	0.15
December 31, 2017	5,404,412	$ 0.37 - 0.51	$0.50